Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Stock-Based Compensation [Abstract]
Schedule of Fair Value of Stock Options Granted:

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	June 30, 2026	June 30, 2025
Dividend yield	None	None
Risk-free interest rate used (average)	1.00%	1.00%
Expected market price volatility	172.11% - 179.04%	175.40%
Average remaining expected life of stock options on F Shares (years)	-	-
Average remaining expected life of stock options on Ordinary Shares (years)	6.10	6.40

Schedule of Non-Vested Options

The following table illustrates the development of the Group’s non-vested options for the six months ended June 30, 2026 and for the year 2025.

	Options on Ordinary shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as of December 31, 2024	-	-
Granted	3,042,652	2.94
Vested	3,041,165	2.93
Non-vested forfeited or cancelled	-	-
Non-vested options as of December 31, 2025	1,200	4.29
Granted	1,230,670	3.45
Vested	1,230,670	3.45
Non-vested forfeited or cancelled	-	-
Non-vested options as of June 30, 2026	1,200	4.29

Options on F shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as of December 31, 2024	-	-
Granted	-	-
Vested	-	-
Non-vested forfeited or cancelled	-	-
Non-vested options as of December 31, 2025	-	-
Granted	-	-
Vested	-	-
Non-vested forfeited or cancelled	-	-
Non-vested options as of June 30, 2026	-	-

The following tables summarize the Group’s stock option activity for the six months ended June 30, 2026 and the year ended December 31, 2025.

Options on Ordinary shares	SEAL Ordinary Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as of December 31, 2024	245,165	0.01	6.65	1,505,313
Of which vested	245,165	0.01	6.65	1,505,313
Granted	3,042,652	0.01	-	-
Exercised or converted	(2,647,019)	0.01	-	9,471,366
Forfeited or cancelled	(65,774)	0.01	-	-
Outstanding as of December 31, 2025	575,024	0.04	6.14	2,152,900
Of which vested	573,824	0.04	6.14	2,148,376
Granted	1,230,670	0.02	-	-
Exercised or converted	(1,588,536)	0.01	-	5,203,593
Forfeited or cancelled	(6,000)	2.50	-	-
Outstanding as of June 30, 2026	211,158	0.08	5.38	648,096
Of which vested	209,958	0.08	5.38	644,328

Options on F shares	F shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as of December 31, 2024	-	-	-	-
Of which vested	-	-	-	-
Granted	-	-	-	-
Exercised or converted	-	-	-	-
Outstanding as of December 31, 2025	-	-	-	-
Of which vested	-	-	-	-
Granted	-	-	-	-
Exercised or converted	-	-	-	-
Outstanding as of June 30, 2026	-	-	-	-
Of which vested	-	-	-	-

Schedule of Stock-Based Compensation Expenses

Summary of stock-based compensation expenses

Stock-based compensation expenses	Unaudited 6 months ended June 30,
USD’000	2026	2025
In relation to the Ordinary Share Option Plan	3,970	9,935
In relation to the F Share Option Plan	-	-
Total	3,970	9,935

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	Unaudited 6 months ended June 30,
USD’000	2026	2025
Research & development expenses	676	1,834
Selling & marketing expenses	502	3,134
General & administrative expenses	2,792	4,967
Total	3,970	9,935